Shareholder returns - (Details) € in Millions, shares in Millions, $ in Millions		12 Months Ended
	Apr. 01, 2016 shares	Mar. 31, 2018 EUR (€) shares	Mar. 31, 2017 EUR (€) shares	Mar. 31, 2016 USD ($) shares	Feb. 28, 2017 EUR (€)
Classes of share capital
Number of shares bought back				53.7
Total cost of buyback | $				$ 706.1
Shares buyback (as a percent)				4.20%
Number of shares cancelled	0.5			53.2
Decrease in share capital (in shares)		46.7	72.8
Nominal value decrease in share capital | €		€ 0.3	€ 0.4
Increase in other undenominated capital reserve | €			€ 0.4
886 million share buyback program
Classes of share capital
Number of shares bought back			72.3
Total cost of buyback | €			€ 1,018.0
Shares buyback (as a percent)				5.60%
Number of shares cancelled			36.0
Share buyback program
Classes of share capital
Number of shares bought back		46.7
Total cost of buyback | €		€ 829.0
Share buyback program, authorized amount | €					€ 750.0
Shares buyback (as a percent)		3.80%
Number of shares cancelled		46.7